              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I)
             STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES I.5)
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-50280

     SUPPLEMENT DATED OCTOBER 20, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

              SUPPLEMENT DATED OCTOBER 20, 2006 TO THE PROSPECTUS

The fund expense information for the American Funds in the Annual Fund Operating Expenses table of your Prospectus is deleted and replaced with the following:

                                              12B-1                                                                    TOTAL NET
                                           DISTRIBUTION                         TOTAL ANNUAL        CONTRACTUAL          ANNUAL
                                              AND/OR                                FUND          FEE WAIVERS OR          FUND
                          MANAGEMENT        SERVICING           OTHER            OPERATING            EXPENSE          OPERATING
FUND                         FEES              FEES            EXPENSES           EXPENSES        REIMBURSEMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset         0.34%             0.25%             0.01%             0.60% *             N/A                0.60%
 Allocation Fund --
 Class 2
American Funds Blue          0.44%             0.25%             0.01%             0.70% *             N/A                0.70%
 Chip Income and
 Growth Fund -- Class
 2
American Funds Bond          0.43%             0.25%             0.01%             0.69% *             N/A                0.69%
 Fund -- Class 2
American Funds Global        0.58%             0.25%             0.04%             0.87% *             N/A                0.87%
 Growth Fund -- Class
 2
American Funds Global        0.74%             0.25%             0.05%             1.04% *             N/A                1.04%
 Small Capitalization
 Fund -- Class 2
American Funds Growth        0.33%             0.25%             0.02%             0.60% *             N/A                0.60%
 Fund -- Class 2
American Funds               0.28%             0.25%             0.01%             0.54% *             N/A                0.54%
 Growth-Income Fund -
 - Class 2
American Funds               0.52%             0.25%             0.05%             0.82% *             N/A                0.82%
 International Fund
 --Class 2
American Funds New           0.84%             0.25%             0.08%             1.17% *             N/A                1.17%
 World Fund -- Class
 2

THE FOLLOWING FOOTNOTES ARE ADDED AT THE END OF THE FOOTNOTES FOLLOWING THE ANNUAL FUND OPERATING EXPENSES TABLE:

* The Series investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning, April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6048